CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts receivable, net of allowance for doubtful accounts	$ 3,190	$ 2,236
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	480,000,000	480,000,000
Ordinary shares, Issued	127,800,673	136,932,849
Ordinary shares, outstanding	127,800,673	136,932,849
Accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited	6,514	3,822
Income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited	2,329	1,586
Deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited	7,861	7,545
Refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited	2,580	1,564
Current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited	1,860	4,295
Non-current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited		136
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited	5,738	3,174
Income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited	2,170	1,518
Deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited	7,848	7,545
Refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited	2,580	1,564
Current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited	1,860	4,295
Non-current liabilities of discontinued operations of the consolidated VIE without recourse to China Distance Education Holdings Limited		$ 136